united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 3/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCKS - 41.0%
	AUTO MANUFACTURERS - 0.5%
8,724	Ford Motor Co.	$ 101,547

	BANKS - 9.1%
8,245	Bank of America Corp.	194,499
4,004	Fifth Third Bancorp	101,702
1,824	Goldman Sachs Group, Inc.	419,009
14,754	Huntington Bancshares, Inc.	197,556
3,837	JPMorgan Chase & Co.	337,042
5,888	KeyCorp	104,689
6,962	Morgan Stanley	298,252
3,544	SunTrust Banks, Inc.	195,983
		1,848,732
	CHEMICALS - 1.1%
2,500	LyondellBasell Industries	227,975

	COMPUTERS - 1.9%
2,625	Apple, Inc.	377,107

	FOREST PRODUCTS & PAPER - 1.0%
4,105	International Paper Co.	208,452

	IRON/STEEL - 1.1%
6,227	United States Steel Corp.	210,535

	MACHINERY-DIVERSIFIED - 1.2%
1,173	Roper Technologies, Inc.	242,213

	MINING - 0.5%
1,975	US Silica Holdings, Inc.	94,780

	MICELLANEOUS MANUFACTURING - 0.6%
1,490	Dover Corp.	119,721

	OIL & GAS - 18.4%
1,402	Andarko Petroleum Corp.	86,924
1,183	Chevron Corp.	127,019
1,557	Cimarex Energy Co.	186,046
4,390	ConocoPhillips	218,929
4,213	Continental Resources, Inc. *	191,354
2,173	Devon Energy Corp.	90,658
1,015	Diamondback Energy, Inc. *	105,271
3,368	EOG Resources, Inc.	328,548
1,320	Exxon Mobil Corp.	108,253
4,366	Helmerich & Payne, Inc.	290,645
39,374	Nabors Industries Ltd.	514,618
2,958	Parsley Energy, Inc. *	96,165
21,884	Patterson-UTI Energy, Inc.	531,125
1,292	Phillips 66	102,352
599	Pioneer Natural Resources Co.	111,552
43,330	Precision Drilling Corp. *	204,518
6,543	Valero Energy Corp.	433,735
		3,727,712
	OIL & GAS SERVICES- 4.0%
1,740	Baker Hughes, Inc.	104,087
5,928	Halliburton Co.	291,717
2,695	Oil States International, Inc. *	89,339
5,210	RPC, Inc.	95,395
1,896	Schlumberger Ltd.	148,078
5,845	Superior Energy Services, Inc. *	83,350
		811,966
	SEMICONDUCTORS - 1.1%
2,090	NVIDIA Corp.	227,664

	TELECOMMUNICATIONS - 0.5%
1,860	Verizon Communications, Inc.	90,675

	TOTAL COMMON STOCKS (Cost - $8,562,034)	8,289,079

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Value

	EXCHANGE TRADED FUNDS - 62.8%
	COMMODITY FUNDS - 2.3%
13,370	iShares Silver Trust *		$ 230,633
1,988	SPDR Gold Shares *		236,015
			466,648
	EQUITY FUNDS - 60.5%
3,073	Energy Select Sector SPDR Fund		214,803
2,674	First Trust Dow Jones Internet Index Fund *		235,419
3,750	iShares Core S&P Small-Cap ETF		259,350
6,181	iShares MSCI Emerging Markets ETF		243,470
1,888	iShares Russell 2000 ETF		259,562
2,950	iShares U.S. Real Estate ETF		231,545
4,386	Materials Select Sector SPDR Fund		229,870
1,831	PowerShares QQQ Trust Series 1		242,388
1,277	SPDR Dow Jones Industrial Average ETF Trust		263,496
835	SPDR S&P MidCap 400 ETF Trust		260,871
5,226	SPDR S&P Oil & Gas Exploration & Production ETF		195,661
5,320	SPDR S&P Regional Banking ETF		290,525
37,454	SPDR S&P 500 ETF Trust ^		8,829,406
4,725	Vanguard FTSE Europe ETF		243,668
1,707	Vanguard Health Care ETF		235,259
			12,235,293

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,753,708)		12,701,941

	TOTAL INVESTMENTS - 103.8% (Cost - $20,315,742) (a)		$ 20,991,020
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8) %		(763,139)
	NET ASSETS - 100.0%		$ 20,227,881

* Non-income producing securities.
^ Securities pledged as collateral for borrowing.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,549,407 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,211,184
		Unrealized depreciation:	(1,769,571)
		Net unrealized depreciation:	$ (558,387)

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,289,079	$ -	$ -	$ 8,289,079
Exchange Traded Funds	12,701,941	-	-	12,701,941
Short-Term Investments	-	-	-	-
Total	$ 20,991,020	$ -	$ -	$ 20,991,020
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/25/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/25/2017